Supplement dated July 17, 2000
                        to Prospectuses dated May 1, 2000
                                       for
                JPF SEPARATE ACCOUNT A and JPF SEPARATE ACCOUNT C
                 of Jefferson Pilot Financial Insurance Company
                                     and for
                             JPF SEPARATE ACCOUNT B
                of Jefferson Pilot LifeAmerica Insurance Company

This supplement updates certain information contained in the Ensemble II, Ensemble II New York, Ensemble III and Ensemble SL prospectuses and, to the extent inconsistent, it supersedes it. You should attach this supplement to your prospectus and retain it with the prospectus for future reference.

Effective July 17, 2000, Templeton Investment Counsel, Inc. shall replace Templeton Global Advisors Limited as sub-adviser to the World Growth Stock Portfolio of the Jefferson Pilot Variable Fund. Accordingly, the reference to "Templeton Global Advisors Limited" in the section of your prospectus entitled "INVESTMENT ADVISERS FOR EACH OF THE FUNDS" is hereby amended to "Templeton Investment Counsel, Inc."